Dividends (Details) - $ / shares	May 03, 2024	Dec. 23, 2023	Jul. 12, 2023	Jan. 05, 2023	Oct. 07, 2022	Apr. 08, 2022	Nov. 24, 2021	Oct. 12, 2021
Dividends [Line Items]
Dividend per share		$ 0.05	$ 0.1	$ 0.05	$ 0.15	$ 0.05	$ 0.06	$ 0.06
Subsequent Event [Member]
Dividends [Line Items]
Dividend per share	$ 0.05